Nature of Business - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 Operation Segment	Dec. 31, 2017 Segment	Jul. 10, 2018	Apr. 24, 2018
Nature Of Business [Line Items]
Number of reportable segment | Segment	3	3
Number of major lines of operations | Operation	4
Date of incorporation	Jan. 30, 2004
Stars Interactive Group
Nature Of Business [Line Items]
Date of acquisition	August 2014
SBG
Nature Of Business [Line Items]
Date of acquisition	July 2018
Percentage of equity interests acquired			100.00%
TSGA
Nature Of Business [Line Items]
Date of acquisition	April 2018
Percentage of equity interests acquired				100.00%
Australian Acquisition
Nature Of Business [Line Items]
Percentage of equity interests acquired	80.00%